Consolidated Statements of Cash Flows (USD $)	3 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	23 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Mar. 31, 2013
Cash flows from operating activities:
Net loss attributable to Marathon Patent Group, Inc.	$ (605,536)	$ (2,959,879)	$ (109,322)	$ (6,927,812)	$ (7,037,134)	$ (7,642,670)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	17,547			8,773	8,773	26,320
Depreciation expense	278					278
Stock based compensation on warrants granted	49,197	2,536,075		2,723,162	2,723,162	2,772,359
Stock based compensation on options granted	170,911			1,514,938	1,514,938	1,685,849
Common stock issued for services		75,000		198,287	198,287	198,287
Non-controlling interest				(10,496)	(10,496)	(10,496)
Non-cash other income		(125,000)		(125,000)	(125,000)	(125,000)
Realized loss other than temporary decline - available for sale				112,500	112,500	112,500
Impairment of mineral rights			99,474	1,256,000	1,355,474	1,355,474
Impairment of assets of discontinued operations				30,248	30,248	30,248
Assets of discontinued operations - current portion	28,750			(62,145)	(62,145)	(33,395)
Prepaid expenses	9,667	(88,855)	(20,000)	(36,933)	(56,933)	(47,266)
Deposits		3,500	(3,500)		(3,500)	(3,500)
Assets of discontinued operations - long term portion				3,915	3,915	3,915
Accounts payable and accrued expenses	96,011	75,260	4,000	53,159	57,159	153,170
Net cash used in operating activities	(233,175)	(483,899)	(29,348)	(1,261,404)	(1,290,752)	(1,523,927)
Cash flows from investing activities:
Acquisition of mineral rights		(325,000)		(325,000)	(325,000)	(325,000)
Acquisition of patents				(500,000)	(500,000)	(500,000)
Note receivable - related party				(147,708)	(147,708)	(147,708)
Collection on note receivable - related party				147,708	147,708	147,708
Purchase of property and equipment	(10,000)					(10,000)
Sale of real estate property	817,482			576,477	576,477	1,393,959
Acquisition of real estate property				(1,366,627)	(1,366,627)	(1,366,627)
Capitalized cost related to improvements of real estate property	(12,000)			(245,420)	(245,420)	(257,420)
Net cash used in investing activities	795,482	(325,000)		(1,860,570)	(1,860,570)	(1,065,088)
Cash flows from financing activities:
Payment on note payable		(930,000)		(930,000)	(930,000)	(930,000)
Payment on note payable - related party		(152,974)		(152,974)	(152,974)	(152,974)
Payment in connection with the cancellation of stock and rescission agreement				(132,000)	(132,000)	(132,000)
Proceeds from disgorgement of former officer short swing profits				50,000	50,000	50,000
Proceeds from advances payables			100,000		100,000	100,000
Proceeds from promissory note - related party			53,500		53,500	53,500
Proceeds from sale of common stock, net of issuance costs		5,768,965	5,000	6,511,965	6,516,965	6,516,965
Net cash provided by financing activities		4,685,991	158,500	5,346,991	5,505,491	5,505,491
Net increase in cash	562,307	3,877,092	129,152	2,225,017	2,354,169	2,916,476
Cash at beginning of year	2,354,169	129,152		129,152
Cash at end of year	2,916,476		129,152	2,354,169	2,354,169	2,916,476
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	230					383
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of a note payable to a related party in connection with the purchase of mining rights			99,474		99,474
Issuance of common stock for advances payable				100,000	100,000
Assumption of prepaid assets upon exercise of option agreement				43,157	43,157
Assumption of accounts payable upon exercise of option agreement				30,664	30,664
Issuance of a note payable in connection with an option agreement				930,000	930,000
Issuance of common stock in connection with an option agreement				1,000	1,000
Common stock issued for acquisition of patents				$ 925	$ 925